Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Exploration and production advances	$ 39,924	$ 172,982
Prepaid expenses	6,985	82,774
Close-Out Fund (Note 12)	756,634	686,159
Prepaid expenses and deposits	803,543	941,915
Prepaid expenses	46,909	255,756
Close-Out Fund (Note 12)	$ 756,634	$ 686,159